SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Kaiming Hu [Member]
Related Party Transaction [Line Items]
Due from related parties, current	[1]
Wei Zheng [Member]
Related Party Transaction [Line Items]
Due from related parties, current	[2]		$ 25,000

[1]	The receivable due from Mr. Kaiming Hu is $556,083 at the end of December 31, 2021, related to capital contribution. Due to the changes of the Company’s management and business team in the second half of 2021, the Company failed to collect the receivable from Mr. Kaiming Hu in a timely manner. The Company made full provision for doubtful accounts for this receivable at the end of 2021.
[2]	On September 10, 2022, Mercurity Fintech Technology Holding Inc. (“MFH Tech”), a subsidiary of the Company, provided a loan of US $25,000 to Mr. Wei Zheng with a term of one year. Mr. Wei Zheng serves as a director of our US subsidiary MFH Tech, and during 2023, this loan was converted into a reserve fund for the Company’s new business. Mr Wei Zheng had the right to continue holding and using the reserve fund. As of December 31, 2023, Mr Wei Zheng had offset the reserve fund balance with the Company’s business expenses advanced by him.